Income Taxes - Summary of income tax provision (benefit) (Detail)	4 Months Ended
Dec. 31, 2020 USD ($)
Current
Federal	$ 0
State	0
Deferred
Federal	(3,405,066)
State	0
Valuation allowance	3,405,066
Income tax provision	$ 0